S000027309 [Member] Fees and Expenses - The Fairholme Focused Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of The Income Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of The Income Fund, which are not reflected in the tables or the Example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Income Fund as a result of The Income Fund’s investing in securities issued by one or more investment companies, including money market funds. Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the Ratio of Net Expenses to Average Net Assets found within the “Financial Highlights” section of the Prospectus, which reflects the actual operating expenses of The Income Fund for the fiscal year ended November 30, 2025.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES(Fees Paid Directly From Your Investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES(Expenses That You Pay Each Year As A Percentage Of TheValue Of Your Investment In The Income Fund)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in The Income Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in The Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	The amounts shown do not reflect the application of the Undertaking.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when The Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Income Fund’s performance. During the most recent fiscal year, The Income Fund’s portfolio turnover rate was 3.95% of the average value of its portfolio.

Portfolio Turnover, Rate	3.95%